Related party transactions (Details) - Kirin-Amgen [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Ownership interest (in percent) in related party	50.00%
Noncurrent other assets [Member]
Related Party Transaction [Line Items]
Approximate carrying value of the company's equity method investment	$ 443	$ 378
Accrued liabilities [Member]
Related Party Transaction [Line Items]
Amount due to related party	34	17
Selling, general and administrative [Member]
Related Party Transaction [Line Items]
Company's share of profits (losses) of related party	65	30	$ (6)
Cost of sales [Member]
Related Party Transaction [Line Items]
Royalties earned by related party from Amgen	264	301	272
Other revenues [Member]
Related Party Transaction [Line Items]
Revenues earned by Amgen from related party	65	119	117
Research and development expense [Member]
Related Party Transaction [Line Items]
Cost recoveries by Amgen from related party	$ 90	$ 108	$ 218